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PROSPECTUS – SEPTEMBER 1, 2009
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Contents

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The Funds
Introduction	1
CitizensSelect Prime Money Market Fund	2
CitizensSelect Treasury Money Market Fund	6
Management	9
Financial Highlights	10

Your Investment
Shareholder Guide	11
Distributions and Taxes	14
Services for Fund Investors	14

For More Information
See back cover.
The funds are sold exclusively to affiliates of Citizens
Financial Group, Inc. (collectively, “Citizens”) and
certain other institutions, acting for themselves,
or in a fiduciary, advisory, agency, brokerage, custodial
or similar capacity. Shares of the funds may not be purchased directly by individuals. See “Shareholder Guide” for
more information.
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The Funds

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CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund
Each a series of CitizensSelect Funds
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INTRODUCTION

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

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As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

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Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

CitizensSelect Prime Money Market Fund

GOAL AND APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities
  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

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MAIN RISKS

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An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining

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  interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.
  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.
  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.
  Government securities risk. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.
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CitizensSelect Prime Money Market Fund PAST PERFORMANCE

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The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

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Year-by-year total returns as of 12/31 each year (%)
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Best Quarter:	Q3’06	+1.25%
Worst Quarter:	Q3’03	+0.15%

The year-to-date total return of the fund’s Class B shares as of 6/30/09 was 0.21%.

Average annual total returns
(as of 12/31/08)
Class B shares

1 Year	5 Years	Since inception
		(05/01/02)
2.55%	3.20%	2.64%

Institutions may call toll free 1-800-242-2224 for the current yield of the fund’s Class B shares.

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CitizensSelect Prime Money Market Fund

EXPENSES

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As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Annual fund operating expenses (paid each year as a % of the value of your investment) Class B shares

Management fees*	0.10
Rule 12b-1 fee	None
Administrative Services fee**	0.25
Other expenses***	0.10
Treasury Guarantee Program fee****	0.03
Total annual fund operating expenses	0.48

*	The fee paid by the fund to the investment adviser for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.
From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.
**	The fee paid by the fund to Citizens or other institutions for providing account services directly to their clients who hold Class B shares.
***	These expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.
****	Reflects the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$49	$154	$269	$604
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CitizensSelect Treasury Money Market Fund  GOAL AND APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.
  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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CitizensSelect Treasury Money Market Fund PAST PERFORMANCE

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The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

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Year-by-year total returns as of 12/31 each year (%)
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Best Quarter:	Q4’06	+1.15%
Worst Quarter:	Q4’08	+0.11%

The year-to-date total return for the fund’s Class B shares as of 6/30/09 was 0.00%.

Average annual total returns
(as of 12/31/08)
Class B shares

1 Year	5 Years	Since inception
		(05/01/02)
1.29%	2.62%	2.18%

Institutions may call toll free 1-800-242-2224 for the current yield of the fund’s Class B shares.

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CitizensSelect Treasury Money Market Fund

EXPENSES

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As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders.

Annual fund operating expenses (paid each year as a % of the value of your investment) Class B shares

Management fees*	0.10
Rule 12b-1 fee	None
Administrative Services fees**	0.25
Other expenses***	0.10
Treasury Guarantee Program fee****	0.02
Total annual fund operating expenses	0.47

*	The fee paid by the fund to the investment adviser for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.
From time to time, the investment adviser may limit expenses to the extent it deems appropriate to enhance the yield of the fund, or a particular class of the fund, during periods when fixed expenses have a significant impact on the yield of the fund, or a particular class of the fund, as applicable, because of low interest rates. This expense limitation policy is voluntary and temporary and may be revised or terminated by the investment adviser at any time without notice.
**	The fee paid by the fund to Citizens or other institutions for providing account services directly to their clients who hold Class B shares.
***	These expenses include an omnibus account services fee of 0.10% payable to Citizens or other institutions for providing certain services to beneficial owners of fund shares.
****	Reflects the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds. The fee rate reflects the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$48	$151	$263	$591
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MANAGEMENT

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The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $339 billion in approximately 193 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund and CitizensSelect Treasury Money Market Fund each paid Dreyfus a management fee at an annual rate of 0.10% and 0.10%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ semi-annual report for the fiscal period ended October 31, 2008.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of each fund. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the funds, the funds’ total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

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The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

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FINANCIAL HIGHLIGHTS

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These financial highlights describe the performance of each fund’s Class B shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by the funds’ independent registered public accounting firm, Ernst & Young LLP, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
CitizensSelect Prime
Money Market Fund	2009		2008	2007	2006		2005
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00		1.00
Investment Operations:
Investment income—net	.016		.044	.049	.035		.014
Distributions:
Dividends from investment income--net	(.016)		(.044)	(.049)	(.035)		(.014)
Net asset value, end of period	1.00		1.00	1.00	1.00		1.00
Total Return (%)	1.58		4.45	4.97	3.54		1.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.48		.45	.45	.45		.45
Ratio of net expenses to average net assets	.48	a	.45	.45	.45	a	.45	a
aRatio of net investment income to average net assets	1.57		4.37	4.87	3.53		1.47
Net Assets, end of period ($ x 1,000)	397,701		389,731	419,560	329,610		246,689
[a]Expense waivers and/or reimbursements amounted to less than .01%.

			Year Ended April 30,
CitizensSelect Treasury	2009		2008	2007	2006		2005
Money Market Fund
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00	1.00	1.00		1.00
Investment Operations:
Investment income—net	.006		.034	.045	.031		.012
Distributions:
Dividends from investment income--net	(.006)		(.034)	(.045)	(.031)		(.012)
Net asset value, end of period	1.00		1.00	1.00	1.00		1.00
Total Return (%)	.58		3.43	4.60	3.16		1.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47		.45	.45	.45		.45
Ratio of net expenses to average net assets	.40		.45	.45	.45	a	.45	a
Ratio of net investment income to average net assets	.54		3.54	4.54	3.16		1.30
Net Assets, end of period ($ x 1,000)	315,322		323,048	501,057	195,545		153,922
[a] Expense waivers and/or reimbursements amounted to less than .01%.
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Your Investment

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SHAREHOLDER GUIDE

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Each fund is sold exclusively to Citizens and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their financial representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens or other approved institutions may impose policies, limitations and fees which are different from those described in this prospectus.

Valuing Shares

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Your price for shares is the net asset value per share (NAV).

Each fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund’s NAV is generally calculated at 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange, or the transfer agent (as an Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order and Federal Funds are received in proper form by the fund’s custodian or other authorized entity.

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As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

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Each fund’s minimum initial investment is $1 billion, which may be waived at the fund’s discretion.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Your shares will be sold at the next determined NAV calculated after your order is received in proper form. in proper form and transmitted to the fund’s custodian by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s custodian after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with your redemption request.

For all funds, all times are Eastern time.

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The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist..

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General Policies

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Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

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Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets).

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

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Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

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An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS Exchange privilege

An investor may purchase, in exchange for Class B shares of one fund, Class B shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Auto-Exchange privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class B shares of one fund, in Class B shares of the other fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

NOTES

NOTES

NOTES

For More Information

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund
Series of CitizensSelect Funds
SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

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Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center —Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

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A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information

By telephone:

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Call your Citizens representative or 1-800-242-2224.

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By mail:

One Chase Manhattan Plaza 16th Floor New York, NY 10081

Attention: Corporate Trust Department

On the Internet certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the

SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

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